Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 21,705.6		$ 8,924.5
Work in process	91,672.9		51,969.1
Raw materials	14,716.0		16,552.3
Supplies and spare parts	9,258.9		5,535.3
Inventories, total	$ 137,353.4	$ 4,891.5	$ 82,981.2